QUARTERLY REPORT October 31, 2004
                                                                     (Unaudited)

Nuveen Investments
Closed-End
Exchange-Traded
Funds

                                                       NUVEEN SENIOR INCOME FUND
                                                                             NSL



High current income
from a portfolio of
senior corporate loans

NSL Quarterly Report
For the three months ended 10/31/04

Portfolio Managers' Perspective


The Fund is managed by Gunther Stein and Lenny Mason of Symphony Asset Management, LLC, an affiliate of Nuveen Investments. Gunther and Lenny have more than 25 years of combined investment management experience, much of it in evaluating and purchasing senior corporate loans and other high-yield debt. Here they review the prevailing economic conditions and performance of the Fund for the three months ended October 31, 2004.

WHAT WERE THE MAJOR ECONOMIC AND MARKET FACTORS DURING THE THREE-MONTH PERIOD ENDED OCTOBER 31, 2004?

Over this period, the U.S. economy continued to show signs of moderate growth. The Gross Domestic Product (GDP) grew at an annual rate of 3.9% in the third quarter of 2004, compared with a 3.3% annual rate in the second quarter of 2004.

Despite rising energy prices and several increases in the short-term fed funds rate, inflation expectations generally remained in check. As one result, the yield of the 10-year U. S. Treasury note fell over the course of the period, reaching 4.09% on October 31, 2004, compared with 4.45% three months earlier. The slow pace of economic growth, ambiguous employment statistics and uncertainty about the Presidential election all combined to keep interest rates relatively low.

In this relatively low interest rate environment, the leveraged loan market provided modest returns. For the three-month period ended October 31, 2004, the CSFB Leveraged Loan Index1 posted a return of 1.04%. Leveraged loan new issue volume remained strong during the quarter, with a large proportion of the new loans being used to fund M&A activities.

WHAT WERE YOUR PRIMARY STRATEGIES AND FOCUSES FOR MANAGING THE FUND DURING THE REPORTING PERIOD?

We continued to employ a value-oriented investment management strategy. Our purchase and sale decisions were based on a range of factors, including an assessment of each company's credit fundamentals, cash flow and asset quality. Due to the strong new-issue calendar, we tended to focus on purchasing new, higher-quality loans with what we considered to be solid business fundamentals, sound asset coverage, and above average yield. We also continued to monitor the entire portfolio, eliminating positions which we thought possessed mounting credit problems, limited upside potential or significant downside risk.In particular, we selectively reduced exposure to distressed credits that had already realized meaningful price appreciation.


1 The CSFB Leveraged Loan Index, consists of approximately $150 billion of tradable term loans with at least one year to maturity and rated BBB or lower.

IN THIS ENVIRONMENT, HOW DID THE FUND PERFORM?

For the three months ended October 31, 2004, the Fund produced a cumulative total return on net asset value (NAV) of 2.68%. As noted, the CSFB Leveraged Loan Index posted a cumulative return of 1.04% over the same period.

The Fund's performance relative to the CSFB Index benefited from the Fund's use of leverage. Leveraging can add volatility to a Fund's net asset value and share price. However, during periods when a leveraged Fund's investments perform well and leveraging costs are relatively low, such as the environment during this three-month period, this strategy also can provide opportunities for net asset value appreciation and enhanced income for common shareholders.

WHAT SECURITIES PRODUCED POSITIVE PERFORMANCE OVER THE THREE MONTHS?

Several credits contributed to the Fund's performance over this time period. These included issues from Washington Group, Western Industries and Mirant Corporation.

WERE THERE ANY SECURITIES THAT HURT PERFORMANCE OVER THIS PERIOD?

Issues from GenTek, Sealy Mattress, Meridan Automotive Systems and MetalForming Technologies all hurt the Fund's overall performance during this period.

WHAT ABOUT DIVIDENDS AND SHARE PRICE?

With short-term interest rates remaining near historically low levels during this three-month period, the leveraged structure of the Fund continued to support its dividend-paying capabilities. The extent of this benefit is tied in part to at which the Fund can borrow and the short-term rates the Fund pays its FundPreferred(R) shareholders. During periods of low short-term rates, the Fund generally borrows at relatively lower rates or pays relatively lower dividends to its FundPreferred shareholders, which can leave more earnings to support common share dividends. These lower borrowing rates and FundPreferred rates, coupled with the recent increases in the fed funds rate, allowed the Fund to raise its monthly dividend once during this three-month period.

The Fund seeks to pay stable dividends at rates that reflect its past results and projected future performance. During certain periods, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if the Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. The Fund will, over time, pay all of its net investment income as dividends to shareholders. As of October 31, 2004, the Fund had a positive UNII balance for both financial statement and tax purposes.

As of October 31, 2004, the Fund was trading at an 8.91% premium to its net asset value, compared with an average premium of 15.78% for the entire three-month reporting period.

Nuveen Senior Income Fund
NSL

Performance
     OVERVIEW  As of October 31, 2004


PORTFOLIO ALLOCATION
(as a % of total investments)
Variable Rate Senior Loan Interests  83.8%
Corporate and Municipal Bonds         6.7%
Repurchase Agreements                 9.4%
Equities                              0.1%

2003-2004 MONTHLY DIVIDENDS PER SHARE
Nov                                 0.043
Dec                                 0.043
Jan                                 0.043
Feb                                 0.043
Mar                                 0.043
Apr                                 0.043
May                                 0.043
Jun                                 0.043
Jul                                 0.043
Aug                                 0.043
Sep                                 0.046
Oct                                 0.046


SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/03                             8.89
                                    8.80
                                    8.74
                                    8.84
                                    8.95
                                    8.98
                                    9.30
                                    9.23
                                    9.38
                                    9.28
                                    9.27
                                    9.26
                                    9.32
                                    9.45
                                    9.45
                                    9.42
                                    9.45
                                    9.40
                                    9.36
                                    9.55
                                    9.83
                                    9.80
                                    9.95
                                    9.71
                                    9.70
                                    9.93
                                   10.05
                                    9.90
                                    9.80
                                    9.62
                                    9.59
                                    9.69
                                    9.70
                                    9.71
                                    9.72
                                    9.74
                                    9.80
                                    9.82
                                    9.91
                                    9.97
                                    9.90
                                    9.83
                                    9.94
                                    9.94
                                   10.04
                                    9.94
                                    9.90
                                    9.91
                                    9.90
                                    9.65
                                    9.32
10/31/04                            9.29


FUND SNAPSHOT
------------------------------------
Share Price                    $9.29
------------------------------------
Common Share
Net Asset Value                $8.53
------------------------------------
Premium/(Discount) to NAV      8.91%
------------------------------------
Latest Dividend               $.0460
------------------------------------
Market Yield                   5.94%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $254,027
------------------------------------

ANNUALIZED TOTAL RETURN
(Inception 10/26/99)
------------------------------------
          ON SHARE PRICE     ON NAV
------------------------------------
3-month
(Cumulative)   -4.90%         2.68%
------------------------------------
1-Year         10.98%        12.78%
------------------------------------
5-Year          6.84%         6.53%
------------------------------------
Since Inception 6.94%         6.50%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Media                          16.9%
------------------------------------
Hotels, Restaurants & Leisure  13.0%
------------------------------------
Auto Components                 8.4%
------------------------------------
Containers & Packaging          6.6%
------------------------------------
Healthcare Providers & Services 4.1%
------------------------------------
Household Durables              3.9%
------------------------------------
Personal Products               3.5%
------------------------------------
Insurance                       3.5%
------------------------------------
Oil & Gas                       3.1%
------------------------------------
Commercial Services & Supplies  3.0%
------------------------------------
Chemicals                       2.5%
------------------------------------
Food Products                   2.5%
------------------------------------
Machinery                       2.5%
------------------------------------
Healthcare Equipment & Supplies 2.4%
------------------------------------
Aerospace & Defense             2.1%
------------------------------------
Electric Utilities              1.8%
------------------------------------
Road & Rail                     1.8%
------------------------------------
Other                          18.4%
------------------------------------

TOP FIVE ISSUERS
(excluding repurchase agreements)
(as a % of total investments)
------------------------------------
Metro-Goldwyn-Mayer (MGM)       2.9%
------------------------------------
Smurfit-Stone Container
Corporation                     2.8%
------------------------------------
Conseco, Inc.                   2.7%
------------------------------------
Norwood Promotional
Products, Inc.                  2.5%
------------------------------------
Federal-Mogul Corporation       2.4%
------------------------------------

                Nuveen Senior Income Fund (NSL)
                                   Portfolio of
                                               INVESTMENTS   October 31, 2004
                                                             (Unaudited)


                                                                                  Ratings*
   Principal                                                                    ------------      Stated          Market
 Amount (000)   Description (1)                                                 Moody's  S&P     Maturity**       Value
--------------------------------------------------------------------------------------------------------------------------
                VARIABLE RATE SENIOR LOAN INTERESTS(2) - 137.5%  (82.9% of total assets)
                Aerospace & Defense - 3.5%  (2.1% of total assets)
$      1,510    DeCrane Aircraft Holdings, Inc., Term Loan D                     B3       B-     12/17/06    $   1,510,003
       3,968    United Defense Industries Inc., Term Loan B                     Ba2      BB+     08/13/09        4,007,151
         224    Vought Aircraft Industries, Inc., Term Loan B                   Ba3       B+     06/30/07          226,550
         156    Vought Aircraft Industries, Inc., Term Loan C                   Ba3       B+     06/30/08          158,183
       2,933    Vought Aircraft Industries, Inc., Term Loan X                   Ba3       B+     12/31/06        2,958,884
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,860,771
--------------------------------------------------------------------------------------------------------------------------
                Airlines - 2.4%  (1.4% of total assets)
       6,000    United Air Lines, Inc., DIP Term Loan (Tranche B)                NR       NR     06/30/05        6,067,500
--------------------------------------------------------------------------------------------------------------------------
                Auto Components - 13.8%  (8.3% of total assets)
       4,224    Federal-Mogul Corporation, Term Loan A (b)                       NR       NR     02/24/04        3,931,416
       5,551    Federal-Mogul Corporation, Term Loan B (b)                       NR       NR     02/24/05        5,181,255
       1,995    Mark IV Industries, Inc., Term Loan B                            B1      BB-     06/23/11        2,027,419
       4,488    Meridian Automotive Systems, Inc., Tranche B Term Loan           B2       B+     08/28/10        4,184,594
       8,286    Metaldyne Company LLC, Term Loan D                               B2      BB-     12/31/09        8,266,706
       3,046    MetalForming Technologies, Inc., Term Loan A                     NR       NR     09/30/07        2,512,760
       1,122    MetalForming Technologies, Inc., Term Loan B (PIK)               NR       NR     09/30/07          532,929
       2,448    Plastech Engineered Products, Inc., Term Loan B                 Ba3      BB-     03/31/10        2,489,591
       3,422    Tenneco Automotive Inc., Term Loan B                             B1       B+     12/12/10        3,486,584
       1,552    Tenneco Automotive Inc., Term Loan B-1                           B1       B+     12/12/10        1,581,465
         857    United Components, Inc., Term Loan C                             B1      BB-     06/30/10          868,981
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                35,063,700
--------------------------------------------------------------------------------------------------------------------------
                Beverages - 2.5%  (1.5% of total assets)
       6,372    Dr. Pepper/Seven UP Bottling Group, Inc., Term Loan B            B1       NR     12/19/10        6,464,554
--------------------------------------------------------------------------------------------------------------------------
                Building Products- 0.8% (0.5% of total assets)
       2,000    Nortek, Inc., Term Loan B                                        B1       B+     08/27/11        2,031,667
--------------------------------------------------------------------------------------------------------------------------
                Chemicals - 4.2%  (2.5% of total assets)
       1,657    Buckeye Technologies, Inc., Term Loan B                          B1      BB-     03/15/08        1,682,207
       2,000    Huntsman International LLC, Term Loan                            NR        B     03/31/10        2,031,042
       2,000    Rockwood Specialties Group, Inc., Term Loan B                    B1       B+     07/30/12        2,022,656
       3,387    Shemin Holdings Corporation, Term Loan B                         NR       NR     01/28/07        3,336,595
       1,500    Wellman, Inc., First Lien Term Loan                              B1       B+     02/10/09        1,526,563
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                10,599,063
--------------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies -  4.9%  (2.9% of total assets)
       6,384    Allied Waste North America, Inc., Term Loan B                    B1       BB     01/15/10        6,457,776
       3,990    National Equipment Services, Inc., Term Loan                     B3        B     08/17/10        3,994,983
       1,940    Williams Scotsman, Inc., Term Loan                               B1       B+     12/31/06        1,966,879
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                12,419,638
--------------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 1.2%  (0.8% of total assets)
       1,955    Anthony Crane Rental, L.P., Revolver (b)                         NR       NR     07/22/04        1,573,827
       1,982    Anthony Crane Rental, L.P., Term Loan (b)                        NR       NR     07/23/04        1,595,313
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,169,140
--------------------------------------------------------------------------------------------------------------------------
                Containers & Packaging - 10.8%  (6.5% of total assets)
       2,500    Boise Cascade Holdings, L.L.C., Term Loan B (d)                 Ba3       BB     10/29/11        2,545,704
       2,500    Boise Cascade Holdings, L.L.C., Term Loan C (d)                 Ba3       BB     10/28/10        2,522,768
       6,453    Graham Packaging Company, L.P., Term Loan B                      B2        B     10/07/11        6,551,318
       2,000    Graham Packaging Company, L.P., Term Loan C                      B2     CCC+     03/15/12        2,049,584
       5,000    Smurfit-Stone Container Corporation, New Issue Term Loan B (d)  Ba3      BB-     11/01/11        5,089,063
       5,285    Smurfit-Stone Container Corporation, Term Loan B                Ba3       NR     06/30/09        5,315,423
         251    Smurfit-Stone Container Corporation, Term Loan C                Ba3       NR     06/30/09          253,180
       2,985    United States Can Company, Term Loan B                           B2        B     01/15/10        2,988,731
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                27,315,771
--------------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 2.2%  (1.4% of total assets)
       5,695    RCN Corporation, Term Loan B                                     B3       NR     06/03/07        5,678,382
       5,000    WCI Capital Corp., Term Loan B (a)(b)                            NR       NR     09/30/07           12,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,690,882
--------------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 3.0%  (1.8% of total assets)
       2,000    Allegheny Energy Supply Company, LLC, Term Loan (d)              B1       B+     03/08/11        2,034,584
       5,500    Mirant Corporation, Revolver (b)                                 NR       NR     07/15/03        3,437,500
       2,000    Reliant Energy, Inc., Term Loan B (d)                            NR       NR     03/31/07        2,035,833
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,507,917
--------------------------------------------------------------------------------------------------------------------------
                Electronic Equipment & Instruments - 0.8%  (0.5% of total assets)
       1,713    Sensus Metering Systems Inc., Term Loan B-1                      B2       B+     12/17/10        1,729,817
         257    Sensus Metering Systems Inc., Term Loan B-2                      B2       B+     12/17/10          259,473
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,989,290
--------------------------------------------------------------------------------------------------------------------------
                Food Products - 4.1%  (2.4% of total assets)
       1,863    Birds Eye Foods, Inc., Term Loan B                               B1       B+     08/20/08        1,888,646
       1,875    Constellation Brands, Inc., Term Loan B                         Ba1       BB     11/30/08        1,886,216
       3,415    Del Monte Corporation, Term Loan B                              Ba3      BB-     12/20/10        3,479,809
       2,000    Dole Holding Company, LLC, Term Loan                             B3        B     07/22/10        2,031,875
         993    Michael Foods, Inc., Term Loan B                                 B1       B+     11/20/10        1,007,077
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                10,293,623
--------------------------------------------------------------------------------------------------------------------------
                Healthcare Equipment & Supplies - 4.0%  (2.4% of total assets)
       1,636    Advanced Medical Optics, Inc., Term Loan B                       B1      BB-     06/25/09        1,660,950
       3,063    Kinetic Concepts, Inc., Term Loan B-1                            B1      BB-     08/11/10        3,102,264
       3,381    Mariner Health Care, Inc., Term Loan                            Ba3      BB-     01/02/10        3,393,850
       1,980    Quintiles Transnational Corp., Term Loan B                       B1      BB-     06/26/08        2,005,988
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                10,163,052
--------------------------------------------------------------------------------------------------------------------------
                Healthcare Providers & Services - 6.7%  (4.1% of total assets)
       5,000    Alpharma Operating Corporation, Term Loan A                      B1       B+     10/05/07        4,974,220
       5,430    Community Health Systems, Inc., Term Loan                       Ba3      BB-     08/19/11        5,453,273
       1,995    IASIS Healthcare LLC, Term Loan B                                B1       B+     06/22/11        2,024,509
       2,616    Triad Hospitals, Inc., Term Loan B                              Ba2       BB     09/30/08        2,655,595
       2,000    Vanguard Health Holding Company I, LLC, Term Loan B              B2        B     09/23/11        2,035,626
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                17,143,223
--------------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure  - 16.4%  (9.9% of total assets)
       6,948    24 Hour Fitness Worldwide, Inc., Term Loan B                     B1        B     07/01/09        7,038,686
       4,536    Alliance Gaming Corporation, Term Loan B                        Ba3      BB-     09/05/09        4,589,677
       2,061    Ameristar Casinos, Inc., Term Loan B-1                          Ba3      BB-     12/20/06        2,087,096
       2,000    Argosy Gaming Company, Term Loan B                              Ba1       BB     07/31/08        2,017,500
       1,612    Isle of Capri Casinos, Inc., Term Loan                          Ba2      BB-     04/26/08        1,632,464
       5,955    Jack in the Box Inc., Term Loan                                 Ba2       BB     01/09/10        6,040,603
       7,990    OpBiz, LLC, Term Loan A                                          NR       NR     08/31/10        7,730,023
          19    OpBiz, LLC, Term Loan B (PIK)                                    NR       NR     08/31/10           17,965
       3,205    Penn National Gaming, Inc., Term Loan D                         Ba3      BB-     09/01/07        3,260,224
       1,043    Wyndham International, Inc., Term Loan I                         NR       NR     06/30/06        1,045,667
       6,168    Wyndham International, Inc., Term Loan II                        NR       NR     04/01/06        6,190,702
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                41,650,607
--------------------------------------------------------------------------------------------------------------------------
                Household Durables  - 4.7%  (2.8% of total assets)
       5,310    Jostens IH Corp., Term Loan B                                    B1       B+     07/29/10        5,396,638
       2,000    Knoll, Inc., Term Loan                                          Ba3      BB-     09/29/11        2,027,500
       4,375    Sealy Mattress Company, Term Loan C                              B2       B+     08/06/12        4,437,891
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                11,862,029
--------------------------------------------------------------------------------------------------------------------------
                Household Products  - 0.6%  (0.3% of total assets)
       1,548    Western Industries Holding Inc., Term Loan B                     NR       NR     06/23/06        1,455,226
--------------------------------------------------------------------------------------------------------------------------
                Insurance  - 5.7%  (3.5% of total assets),
       9,975    Conseco, Inc., Term Loan                                         B2      BB-     06/22/10       10,184,889
       4,600    GAB Robbins North America, Inc., Term Loan B                     NR       NR     12/01/05        4,370,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                14,554,889
--------------------------------------------------------------------------------------------------------------------------
                Machinery  - 3.2%  (2.0% of total assets)
       2,000    Dresser-Rand Group Inc., Term Loan (d)                           B1       B+     10/10/10        2,031,875
       1,904    EaglePicher Incorporated, Term Loan B                            B2       B+     08/07/09        1,916,166
       2,233    Rexnord Corporation, Replacement Term Loan                       B1       B+     11/25/09        2,254,935
       2,003    Terex Corporation, Incremental Term Loan C                       B1      BB-     12/31/09        2,029,730
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,232,706
--------------------------------------------------------------------------------------------------------------------------
                Marine  - 0.9%  (0.6% of total assets)
       2,382    American Commercial Lines LLC, Term Loan C                       NR       NR     06/30/07        2,383,823
--------------------------------------------------------------------------------------------------------------------------
                Media  - 26.9%  (16.3% of total assets)
       6,274    American Media Operations, Inc., Term Loan C                    Ba3       B+     04/01/07        6,372,321
       2,000    Cablevision Systems Corp, Floating Rate Note,
                   4.500% plus six-month LIBOR                                   B3       B+     04/01/09        2,120,000
       1,506    CanWest Media Inc., Term Loan E                                 Ba3       B+     06/18/09        1,526,802
       4,000    Century Cable Holdings, LLC, Discretionary Term Loan (b)         NR       NR     12/31/09        3,942,918
       1,640    Century Cable Holdings, LLC, Revolver (b)                        NR       NR     10/25/10        1,610,275
       2,000    Century Cable Holdings, LLC, Revolver (b)                        NR       NR     10/25/10        1,963,750
       4,988    Charter Communications Operating, LLC, Term Loan B               B2       B      04/07/11        4,955,129
       2,635    Dex Media East, LLC, Term Loan B                                Ba2      BB-     11/10/08        2,673,231
       5,081    Dex Media West, LLC, Term Loan B                                Ba2      BB-     03/09/10        5,159,938
       2,000    Emmis Operating Company, Term Loan                              Ba2       B+     11/10/11        2,021,500
       2,000    Freedom Communications, Inc., Term Loan B                       Ba3       BB     05/18/12        2,033,500
       1,995    Gray Television, Inc., Term Loan C                              Ba2       B+     12/31/10        2,022,431
       2,444    Lamar Media Corp., Tranche D                                    Ba2      BB-     06/30/10        2,468,508
       2,000    Metro-Goldwyn-Mayer Studios, Inc., Term Loan B                   NR       NR     04/26/11        2,009,500
       2,500    PRIMEDIA Inc., Floating Rate Note,
                   5.375% plus three-month LIBOR, 144A                           B3        B     05/15/10        2,606,250
       2,377    PRIMEDIA Inc., Term Loan B                                       NR        B     06/30/09        2,301,826
       2,000    PRIMEDIA Inc., Term Loan C                                       NR        B     12/31/09        1,970,000
       4,988    R.H. Donnelley Inc., Term Loan                                  Ba3       NR     06/30/11        5,065,951
       3,000    Rainbow Media Holdings LLC, Term Loan                           Ba2      BB+     03/31/12        3,052,500
       7,718    Regal Cinemas Corporation, Term Loan                            Ba3      BB-     11/10/10        7,822,379
       1,748    Sun Media Corporation, Term Loan B                              Ba2       BB     02/07/09        1,761,263
       2,985    WMG Acquisition Corp., Term Loan                                 B1       B+     02/27/11        3,031,108
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                68,491,080
--------------------------------------------------------------------------------------------------------------------------
                Metals & Mining  - 2.1%  (1.2% of total assets)
       5,169    Amsted Industries Incorporated, Term Loan B                      B1      BB-     10/15/10        5,223,792
--------------------------------------------------------------------------------------------------------------------------
                Oil & Gas  - 2.4%  (1.4% of total assets)
       2,000    Headwaters Incorporated, Term Loan B                             B3       B-     09/01/12        2,048,750
       1,995    Pride Offshore, Inc., Term Loan                                 Ba1      BB+     07/07/11        2,020,768
       1,941    Tesoro Petroleum Corporation, Term Loan B                       Ba2     BBB-     04/15/08        2,001,879
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,071,397
--------------------------------------------------------------------------------------------------------------------------
                Personal Products  - 5.7%  (3.4% of total assets)
       7,239    Norwood Promotional Products, Inc., Term Loan A                  NR       NR     08/16/09        7,021,480
       5,263    Norwood Promotional Products, Inc., Term Loan B                  NR       NR     08/16/11        2,486,751
       1,990    Prestige Brands, Inc., Term Loan B                               B1        B     04/06/11        2,010,314
       2,925    Sola International Inc., Term Loan B                            Ba3      BB-     12/11/09        2,965,219
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                14,483,764
--------------------------------------------------------------------------------------------------------------------------
                Road & Rail  - 3.0%  (1.8% of total assets)
       7,520    Laidlaw Inc., Term Loan B-1                                     Ba3      BB+     06/19/09        7,645,727
--------------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.0%  (0.0% of total assets)
       1,363    Micro Warehouse, Inc., Term Loan B (b)                           NR       NR     01/30/07           27,260
--------------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication Services - 1.0%  (0.6% of total assets)
       2,481    Nextel Finance Company, Term Loan E                             Ba1      BB+     12/15/10        2,491,273
--------------------------------------------------------------------------------------------------------------------------
                Total Variable Rate Senior Loan Interests (cost $354,513,082)                                  349,353,364
                ----------------------------------------------------------------------------------------------------------

                                                                                  Ratings*
   Principal                                                                    -----------        Stated         Market
 Amount (000)   Description (1)                                                 Moody's  S&P     Maturity         Value
--------------------------------------------------------------------------------------------------------------------------
                CORPORATE and MUNICIPAL BONDS - 11.0%  (6.7% of total assets)
                Hotels, Restaurants & Leisure  - 4.8%  (2.9% of total assets)
$      1,900    Mandalay Resort Group, 6.450%                                   Ba2      BB+     02/01/06        1,968,875
       7,148    MGM Grand, 6.950%                                               Ba1      BB+     02/01/05        7,255,220
       1,500    MGM Grand, 7.250%                                               Ba1      BB+     10/15/06        1,605,000
       1,443    Park Place Entertainment, 7.875%                                Ba2      BB-     12/15/05        1,516,954
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                12,346,049
--------------------------------------------------------------------------------------------------------------------------
                Household Durables  - 1.7%  (1.0% of total assets)
       1,000    D.R. Horton, Inc., 10.500%                                      Ba1      BB+     04/01/05        1,041,250
       3,000    Standard Pacific Corporation, 6.500%                            Ba2       BB      10/1/08        3,157,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,198,750
--------------------------------------------------------------------------------------------------------------------------
                Machinery  - 0.9%  (0.5% of total assets)
       2,000    Navistar International, Series B, 9.375%                        Ba3      BB-     06/01/06        2,170,000
--------------------------------------------------------------------------------------------------------------------------
                Media  - 0.8%  (0.5% of total assets)
       1,930    AMC Entertainment, 9.875%                                        B3     CCC+     02/01/12        2,074,750
--------------------------------------------------------------------------------------------------------------------------
                Oil & Gas  - 2.7%  (1.7% of total assets)
       6,417    Tesoro Petroleum Corporation, 8.000%                            Ba2     BBB-     04/15/08        7,010,573
--------------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products  - 0.1% (0.1% of total assets)
         656    California Pollution Control Finance Authority,
                   CanFibre of Riverside Project (a)(b)(c)                      NR        NR     07/01/19           85,306
       1,215    California Pollution Control Finance Authority,
                   CanFibre of Riverside Project (a)(b)(c)                      NR        NR     07/01/14          157,974
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   243,280
--------------------------------------------------------------------------------------------------------------------------
                Total Corporate and Municipal Bonds (cost $27,557,295)                                          28,043,402
                ----------------------------------------------------------------------------------------------------------


                                                                                                                  Market
Shares (000)    Description (1)                                                                                   Value
--------------------------------------------------------------------------------------------------------------------------
                EQUITIES - 0.1% (0.0% of total assets)

                Diversified Telecommunication Services - 0.1%  (0.0% of total assets)
           7    Arch Wireless Holding Inc.(a)                                                                      210,537
--------------------------------------------------------------------------------------------------------------------------
                Total Equities (cost $34,119)                                                                      210,537
                ----------------------------------------------------------------------------------------------------------

  Principal                                                                                                       Market
Amount (000)    Description (1)                                                                                   Value
--------------------------------------------------------------------------------------------------------------------------

                REPURCHASE AGREEMENTS - 15.4%  (9.3% of total assets)
$     15,099    State Street Bank, 1.740%, dated 10/29/04, due 11/01/04,                                        15,098,608
                   repurchase price $15,100,797, collateralized by $13,645,000
                   U.S. Treasury Notes, 0.000%, due 08/15/10, value $15,401,794
      24,000    State Street Bank, 1.740%, dated 10/29/04, due 11/01/04,                                        24,000,000
                   repurchase price $24,003,480, collateralized by $24,480,000
                   U.S. Treasury Notes, 1.625%, due 03/31/05, value $24,480,000
--------------------------------------------------------------------------------------------------------------------------
                Total Repurchase Agreements (cost $39,098,608)                                                  39,098,608
                ----------------------------------------------------------------------------------------------------------
                Total Investments (cost $421,203,104) -- 164.0% (98.9% of total assets)                        416,705,911
                ----------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities -- (5.4%)                                                        (13,678,721)
                ----------------------------------------------------------------------------------------------------------
                Borrowings Payable -- (40.5%)+                                                                (103,000,000)
                ----------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value -- (18.1%)                                              (46,000,000)
                ----------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares -- 100%                                               $ 254,027,190
                ==========================================================================================================



          (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

          (2) Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.

               Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

          * Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

          ** Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. The Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

          (a) At or subsequent to October 31, 2004, this issue was non-income producing.

          (b) At or subsequent to October 31, 2004, this issue was under the protection of the federal bankruptcy court.

          (c) On January 1, 2002, CFR Holdings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc. determined that a sale of the facility was in the best interest of shareholders and proceeded accordingly.

          (d)  Purchased on a when-issued or delayed delivery basis.

          NR   Not rated.

        144A 144A securitites are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified intstitutional buyers.

        (PIK) In lieu of cash payment, interest accrued on "Payment in Kind" investment increases principal outstanding.

          +    Borrowings payable as a percentage of total assets is (24.4%).

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS and LIABILITIES October 31, 2004 (Unaudited)

----------------------------------------------------------------------------------------------

ASSETS
Investments, at value (cost $382,104,496)                                       $  377,607,303
Repurchase agreements (at cost, which approximates
   market value)                                                                    39,098,608
Receivables:
   Interest                                                                          1,911,321
   Investments sold                                                                  2,641,939
Other assets                                                                            90,365
----------------------------------------------------------------------------------------------
      Total assets                                                                 421,349,536
----------------------------------------------------------------------------------------------
LIABILITIES
Borrowings payable                                                                 103,000,000
Payable for investments purchased                                                   17,815,000
Accrued expenses:
   Management fees                                                                     134,508
   Other                                                                               332,800
Preferred share dividends payable                                                       40,038
---------------------------------------------------------------------------------------------
      Total liabilities                                                            121,322,346
---------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                              46,000,000
---------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                          $  254,027,190
=============================================================================================
Common shares outstanding                                                           29,786,870
=============================================================================================
Net asset value per Common share outstanding (net assets applicable
   to Common shares, divided by Common shares outstanding)                      $         8.53
==============================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
----------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                         $      297,869
Paid-in surplus                                                                    282,932,331
Undistributed net investment income                                                  5,170,094
Accumulated net realized gain (loss) from investments                              (29,875,911)
Net unrealized appreciation (depreciation) of investments                           (4,497,193)
----------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                          $  254,027,190
==============================================================================================
Authorized shares:
   Common                                                                         Unlimited
   Preferred                                                                      Unlimited
==============================================================================================


                 See accompanying notes to financial statements.

                        Statement of
                              OPERATIONS Three Months Ended October 31, 2004 (Unaudited)

--------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                          $7,101,399
Fees                                                                                 403,951
--------------------------------------------------------------------------------------------
Total investment income                                                            7,505,350
--------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                      854,528
Preferred shares - auction fees                                                       28,986
Preferred shares - dividend disbursing agent fees                                      1,512
Shareholders' servicing agent fees and expenses                                       2,130
Interest expense                                                                     436,428
Commitment fees                                                                       93,913
Custodian's fees and expenses                                                         37,103
Trustees' fees and expenses                                                            2,521
Professional fees                                                                     26,718
Shareholders' reports - printing and mailing expenses                                 16,680
Stock exchange listing fees                                                            3,069
Investor relations expense                                                            10,971
Other expenses                                                                         6,901
--------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense waivers                     1,521,460
   Custodian fee credit                                                                 (126)
   Expense waivers from the Adviser                                                 (455,493)
--------------------------------------------------------------------------------------------
Net expenses                                                                       1,065,841
--------------------------------------------------------------------------------------------
Net investment income                                                              6,439,509
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments                                                   138,146
Change in net unrealized appreciation (depreciation) of investments                  344,280
--------------------------------------------------------------------------------------------
Net gain from Investments                                                            482,426
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                          (196,160)
--------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from operations            $6,725,775
============================================================================================


                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES in NET ASSETS (Unaudited)

                                            THREE MONTHS ENDED        YEAR ENDED
                                                      10/31/04           7/31/04
-------------------------------------------------------------------------------------
OPERATIONS
Net investment income                             $  6,439,509       $ 19,081,581
Net realized gain (loss) from investments              138,146        (2,007,822)
Change in net unrealized appreciation
   (depreciation) of investments                       344,280         16,691,236
Distributions to Preferred Shareholders
   from net investment income                         (196,160)          (538,267)
-------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                     6,725,775         33,226,728
-------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
   From net investment income                       (4,021,017)       (15,362,547)
-------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from distributions
   to Common shareholders                           (4,021,017)       (15,362,547)
-------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
   Net proceeds from Common shares
     issued to shareholders due to
     reinvestment of distributions                      44,017            194,711
-------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from
   capital transactions                                 44,017            194,711
-------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares                                  2,748,775         18,058,892
Net assets applicable to Common shares
   at the beginning of period                      251,278,415        233,219,523
-------------------------------------------------------------------------------------
Net assets applicable to Common shares
   at the end of period                           $254,027,190       $251,278,415
=====================================================================================
Undistributed
   net investment income
   at the end of period                           $  5,170,094       $  2,947,762
=====================================================================================

                 See accompanying notes to financial statements.


                        Statement of
                              CASH FLOWS  (Unaudited)

                                                                                        THREE MONTHS ENDED
                                                                                                  10/31/04
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM OPERATIONS                  $        6,725,775
Adjustments to Reconcile the Net Increase in Net Assets Applicable to Common Shares
   from Operations to Net Cash provided by Operating Activities:
     Purchase of investment securities                                                        (129,852,493)
     Purchases of short-term investment securities, net                                        (28,468,522)
     Proceeds from disposition of investment securities                                        150,368,741
     Accretion/Amortization of bond discounts and premiums, net                                     27,046
     Decrease in interest receivable                                                               531,882
     Increase in receivable from investments sold                                               (2,636,939)
     Increase in other assets                                                                      (12,834)
     Increase in payable for investments purchased                                               9,713,850
     Decrease in management fees payable                                                            (1,143)
     Increase in Preferred share dividends payable                                                  21,893
     Increse in other liabilities                                                                   24,435
     Net realized gain from investments                                                           (138,146)
     Change in net unrealized appreciation (depreciation) of investments                          (344,280)
     Net realized gain from paydowns                                                            (1,982,265)
----------------------------------------------------------------------------------------------------------
     Net cash provided by operating activities                                                   3,977,000
----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Cash distributions paid to Common shareholders                                             (3,977,000)
----------------------------------------------------------------------------------------------------------
          Net cash used in financing activities                                                 (3,977,000)
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                                                         --
Cash at the beginning of period                                                                         --
----------------------------------------------------------------------------------------------------------
CASH at the END of PERIOD                                                                               --
==========================================================================================================

     SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

     Cash paid for interest on bank borrowings during the three months ended October 31, 2004, was $391,422

     Noncash financing activities not included herein consist of reinvestments of distributions of $44,017.


                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Fund covered in this report and its corresponding Common share New York Stock Exchange symbol is Nuveen Senior Income Fund (NSL). The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

The Fund seeks to provide a high level of current income by investing primarily in senior loans whose interest rates float or adjust periodically based on a benchmark interest rate index.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of senior loans, bonds and other securities in the Fund's investment portfolio are generally provided by one or more independent pricing services approved by the Fund's Board of Trustees. The pricing services typically value exchange-listed securities at the last sales price on that day; and value senior loans, bonds and other securities traded in the over-the-counter market at the mean of the highest bona fide bid and lowest bona fide ask prices when current quotations are readily available. The pricing services may value senior loans, bonds and other securities for which current quotations are not readily available at fair value using a wide range of market data and other information and analysis, including the obligor's credit characteristics considered relevant by such pricing service to determine valuations. The Board of Trustees of the Fund has approved procedures which permit the Adviser to determine the fair value of investments for which the applicable pricing service or services is not providing a price, using market data and other factors such as the obligor's credit characteristics, and to override the price provided by the independent pricing service in certain limited circumstances. Short-term investments which mature within 60 days are valued at amortized cost, which approximates market value.

The senior loans in which the Fund invests are not listed on an organized exchange and the secondary market for such investments may be less liquid relative to markets for other fixed income securities. Consequently, the value of senior loans, determined as described above, may differ significantly from the value that would have been determined had there been an active market for that loan.

Investment Transactions

Investment transactions are recorded on a trade date basis. Trade date for senior loans purchased in the "primary market" is considered the date on which the loan allocations are determined. Trade date for senior loans purchased in the "secondary market" is the date on which the transaction is entered into. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund maintains liquid assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At October 31, 2004, the Fund had outstanding when-issued and delayed delivery purchase commitments of $16,005,000.

Investment Income

     Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses on senior loans. Fee income consists

Notes to
    FINANCIAL STATEMENTS (Unaudited)(continued)



primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

Income Taxes

The Fund intends to distribute all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders

The Fund intends to declare monthly income distributions to Common shareholders. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Fund has issued and outstanding 1,840 shares of Series Th Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate paid on the Preferred shares is determined every 28 days, pursuant to a dutch auction process overseen by the auction agent, and is payable at or near the end of each rate period. The Fund has also affected financial leverage by borrowing, as described in footnote 8 below.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit

The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                         THREE MONTHS ENDED   YEAR ENDED
                                   10/31/04      7/31/04
----------------------------------------------------------
Common shares issued to
     shareholders due to
     reinvestment of
     distributions                    4,668       22,048
==========================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) during the three months ended October 31, 2004, aggregated $129,852,493 and $150,368,741, respectively.

Notes to
    FINANCIAL STATEMENTS (Unaudited)(continued)



4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments and timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2004, the cost of investments was $421,219,854.

The net unrealized depreciation of investments at October 31, 2004, aggregated $4,513,943 of which $6,652,941 related to appreciated investments and $11,166,884 related to depreciated investments.

The tax components of undistributed net ordinary income and net realized gains at July 31, 2004, the Fund's last fiscal year end, were as follows:

--------------------------------------------------------------------------------
Undistributed net ordinary income *                                  $4,246,542
Undistributed net long-term capital gains                                    --
================================================================================

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any. Undistributed net ordinary income (on a tax basis) has not been reduced for the dividend declared on July 1, 2004, paid on August 2, 2004.

The tax character of distributions paid during the fiscal year ended July 31, 2004, the Fund's last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

2004
------------------------------------------------------------------------------
Distributions from net ordinary income **                        $15,890,967
Distributions from net long-term capital gains                            --
==============================================================================

** Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

At July 31, 2004, the Fund's last fiscal year end, the Fund had an unused capital loss carryforwards of $28,018,967 available to be applied against future capital gains, if any. If not applied, $17,314,712 of the carryforward will expire in the year 2010 and $10,704,255 will expire in 2011.

The Fund elected to defer $ $1,978,340 of net realized losses from investments incurred from November 1, 2003 through July 31, 2004 ("post-October losses") in accordance with Federal income tax regulations. Post-October losses were treated as having arisen on the first day of the current fiscal year.

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

As approved by the Board of Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen") and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all funds assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the funds' effective management fees were reduced by approximately ..006% as of November 30, 2004.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for the Fund is based upon the average daily net assets (including net assets attributable to leverage) as follows:


AVERAGE DAILY NET ASSETS (INCLUDING NET
ASSETS ATTRIBUTABLE TO LEVERAGE)                             FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $1 billion                                                  .6500%
For the next $1 billion                                                   .6375
For the next $3 billion                                                   .6250
For the next $5 billion                                                   .6000
For net assets over $10 billion                                           .5750
================================================================================

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:


COMPLEX-LEVEL ASSETS(1)                                  COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The Fund paid a .8500% annual management fee through July 31, 2004, payable monthly, which were based upon the average daily Managed Assets of the Fund.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into a Sub-Advisory Agreement with Symphony Asset Management, LLC ("Symphony"), an indirect wholly owned subsidiary of Nuveen, under which Symphony manages the investment portfolio of the Fund. Symphony is compensated for its services to the Fund from the management fee paid to the Adviser.

The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

Notes to
    FINANCIAL STATEMENTS (Unaudited)(continued)



For the first ten years of the Fund's operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
OCTOBER 31,                                    OCTOBER 31,
--------------------------------------------------------------------------------
1999*                    .45%                          2005                 .35%
2000                     .45                           2006                 .25
2001                     .45                           2007                 .15
2002                     .45                           2008                 .10
2003                     .45                           2009                 .05
2004                     .45
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse the Fund for any portion of its fees and expenses beyond October 31, 2009.

6. COMMITMENTS

Pursuant to the terms of certain of the variable rate senior loan agreements, the Fund may have unfunded senior loan commitments. The Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. At October 31, 2004, the Fund had unfunded loan commitments of $737,142.

7. SENIOR LOAN PARTICIPATION COMMITMENTS

With respect to the senior loans held in the Fund's portfolio, the Fund may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or
3) invest in participations. If the Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the Borrower. As such, the Fund not only assumes the credit risk of the Borrower, but also that of the Selling Participant or other persons interpositioned between the Fund and the Borrower.

The Fund had the following participation commitments outstanding at October 31, 2004:

COUNTERPARTY                        COMMITMENT AMOUNT               MARKET VALUE
--------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.            $2,000,000                       $1,963,750
Morgan Stanley                        1,640,000                        1,610,275
================================================================================


8. BORROWINGS

In accordance with the Fund's current investment policies, the Fund may utilize financial leverage for investment purposes in an amount currently anticipated to represent approximately 40% of the Fund's total assets, and in no event exceeding 50% of the Fund's total assets.

The Fund has entered into a commercial paper program with Bank One's conduit financing agency, Falcon Asset Securitization Corp. ("Falcon"), whose sole purpose is the issuance of high grade commercial paper. Falcon uses the proceeds to make advances to the Fund and to many other borrowers who comprise Falcon's total borrowing base. For the three months ended October 31, 2004, the average daily balance of borrowings under the commercial paper program agreement was $103 million with an average interest rate of 1.66%.

Notes to
    FINANCIAL STATEMENTS (Unaudited)(continued)



The Fund has also entered into a $110 million liquidity facility. If the facility is utilized, interest on the borrowings would be charged a variable interest rate. An unused commitment fee of .095% on 102% of the unused portion of the $110 million facility is charged. There were no borrowings under the revolving credit agreement during the three months ended October 31, 2004.

9. SUBSEQUENT EVENTS

The Fund declared a $.0460 Common share dividend distribution from its net investment income which was paid on December 1, 2004, to shareholders of record on November 15, 2004.





                        Financial
                               HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:
                                                          Investment Operations
                                   ------------------------------------------------------------------
                                                              Distributions    Distributions
                                                                   from Net             from
                      Beginning                         Net      Investment          Capital
                         Common                   Realized/       Income to         Gains to
                          Share           Net    Unrealized       Preferred        Preferred
                      Net Asset    Investment    Investment          Share-           Share-
                          Value        Income    Gain (Loss)        holders+         holders+   Total
======================================================================================================
------------------------------------------------------------------------------------------------------
Three Months
   Ended 10/31/04         $8.44         $ .22        $  .02           $(.01)            $ --    $ .23
Year Ended 7/31:
2004                       7.84           .64           .50            (.02)              --     1.12
2003                       7.38           .60           .41            (.02)              --      .99
2002                       8.13           .68          (.71)           (.04)              --     (.07)
2001                       9.47          1.09         (1.29)           (.09)              --     (.29)
2000(a)                    9.55           .75          (.12)           (.02)              --      .61
======================================================================================================
                                 Less Distributions                                                     Total Returns
                          ---------------------------------                                         ---------------------
                                                                                                                  Based
                                 Net                              Offering                                           on
                          Investment    Capital                      Costs      Ending                           Common
                           Income to   Gains to              and Preferred      Common               Based        Share
                              Common     Common                      Share       Share     Ending       on          Net
                              Share-     Share-               Underwriting   Net Asset     Market   Market        Asset
                             holders    holders      Total       Discounts       Value      Value    Value**      Value**
=========================================================================================================================
-------------------------------------------------------------------------------------------------------------------------
Three Months
   Ended 10/31/04             $ (.14)      $ --     $ (.14)           $ --      $ 8.53    $9.2900   (4.90)%        2.68%
Year Ended 7/31:
2004                            (.52)        --       (.52)             --        8.44     9.9100    24.50        14.61
2003                            (.53)        --       (.53)             --        7.84     8.4300    25.93        14.25
2002                            (.68)        --       (.68)             --        7.38     7.2000   (21.16)        (.65)
2001                           (1.03)      (.02)     (1.05)             --        8.13     9.9600    15.35        (3.30)
2000(a)                         (.66)        --       (.66)           (.03)       9.47     9.6250     3.21         6.20
=========================================================================================================================
                                                              Ratios/Supplemental Data
                             ----------------------------------------------------------------------------------------------
                                                  Before Credit/Waiver             After Credit/Waiver***
                                             ------------------------------    ------------------------------
                                                             Ratio of Net                      Ratio of Net
                                               Ratio of        Investment        Ratio of        Investment
                                  Ending       Expenses         Income to        Expenses         Income to
                                     Net     to Average           Average      to Average           Average
                                  Assets     Net Assets        Net Assets      Net Assets        Net Assets
                              Applicable     Applicable        Applicable      Applicable        Applicable      Portfolio
                               to Common      to Common         to Common       to Common         to Common       Turnover
                             Shares (000)        Shares++          Shares++        Shares++          Shares++         Rate
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
Three Months
   Ended 10/31/04               $254,027           2.39%*            9.40%*          1.67%*           10.11%*           34%
Year Ended 7/31:
2004                             251,278           2.23              7.10            1.50              7.83             91
2003                             233,220           2.66              7.57            1.90              8.33             80
2002                             219,459           3.12              8.20            2.37              8.95             64
2001                             241,641           4.32             11.74            3.62             12.44             52
2000(a)                          280,479           3.81*             9.82*           3.21*            10.42*            40
===========================================================================================================================

                             Preferred Stock at End of Period                  Borrowings at End of Period
                  ----------------------------------------------------      ---------------------------------
                         Aggregate           Liquidation         Asset             Aggregate            Asset
                            Amount            and Market      Coverage                Amount         Coverage
                  Outstanding (000)      Value Per Share     Per Share      Outstanding (000)      Per $1,000
=============================================================================================================
-------------------------------------------------------------------------------------------------------------
Three Months
   Ended 10/31/04          $46,000               $25,000      $163,058              $103,000           $3,466
Year Ended 7/31:
2004                        46,000                25,000       161,564               103,000            3,440
2003(b)                     46,000                25,000       151,750               103,000            3,264
2002(b)                     46,000                25,000       144,271               103,000            3,131
2001(b)                     46,000                25,000       156,327               103,000            3,346
2000(a)                     46,000                25,000       177,434               105,000            3,671
=============================================================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
*** After custodian fee credit and expense waivers from the Adviser, where applicable.
+    The amounts shown are based on Common share equivalents.
++   o Ratios do not reflect the effect of dividend payments to Preferred shareholders.
     o Income ratios reflect income earned on assets attributable to Preferred shares.
     o Each ratio includes the effect of the interest expense paid on bank borrowings as follows:

                                Ratio of Interest
                               Expense to Average
                         Net Assets Applicable to
                                    Common Shares
                         ------------------------
Three Months
       Ended
    10/31/04                                 .69%*
  Year Ended
       7/31:
        2004                                 .48
        2003                                 .74
        2002                                1.09
        2001                                2.19
        2000(a)                             2.04*

(a) For the period October 26, 1999 (commencement of operations) through July 31, 2000.

(b)  Unaudited.

                                 See accompanying notes to financial statements.

Reinvest Automatically
       EASILY AND CONVENIENTLY



SIDEBAR TEXT: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments and (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2004, are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's web site at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Institutional
Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the three months ended October 31, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.